Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 1,234	$ 1,617	$ 3,692	$ 4,966	$ 6,545	$ 7,753	$ 5,869
Cost of revenues	585	855	1,682	2,755	3,720	4,652	5,133
Gross profit	649	762	2,010	2,211	2,825	3,101	736
Operating expenses:
Research and development, net	1,018	1,597	4,292	5,645	7,349	6,042	9,028
Sales and marketing	1,453	1,926	4,571	6,187	7,897	11,360	13,961
General and administrative	1,209	1,362	3,988	5,620	6,793	7,691	8,188
Total operating expenses	3,680	4,885	12,851	17,452	22,039	25,093	31,177
Operating loss	(3,031)	(4,123)	(10,841)	(15,241)	(19,214)	(21,992)	(30,441)
Loss on extinguishment of debt						313
Financial expenses, net	360	405	1,131	1,412	2,466	2,293	2,059
Loss before income taxes	(3,391)	(4,528)	(11,972)	(16,653)	(21,680)	(24,598)	(32,500)
Income taxes (tax benefit)	(2)	5	4	4	(5)	119	3
Net loss	$ (3,389)	$ (4,533)	$ (11,976)	$ (16,657)	$ (21,675)	$ (24,717)	$ (32,503)
Net loss per ordinary share, basic and diluted	$ (0.46)	$ (3.19)	$ (2.27)	$ (12.7)	$ (14.72)	$ (30.57)	$ (61.66)
Weighted average number of shares used in computing net loss per ordinary share, basic and diluted	7,290,791	1,419,355	5,284,451	1,311,584	1,472,499	808,557	527,096